INVESTMENTS IN EQUITY INVESTEES - Equity, Royalty and Interest Income From Investees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Atmus share of net income	$ 27.6	$ 22.7	$ 26.8
Royalty and interest income	6.0	5.3	5.6
Equity, royalty and interest income from investees	33.6	28.0	32.4
Shanghai Fleetguard Filter Co. Ltd.
Schedule of Equity Method Investments [Line Items]
Atmus share of net income	5.9	5.3	10.2
Fleetguard Filters Pvt. Ltd.
Schedule of Equity Method Investments [Line Items]
Atmus share of net income	21.5	17.1	16.4
Filtrum Fibretechnologies Pvt. Ltd.
Schedule of Equity Method Investments [Line Items]
Atmus share of net income	$ 0.2	$ 0.3	$ 0.2